Securities (Tables)	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Unrealized gains and losses on securities at fair value through other comprehensive income
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	July 31, 2021				October 31, 2020
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal (3)	$2,339	$1	$(82)	$2,258	$2,562	$1	$(22)	$2,541
Provincial and municipal	3,286	4	(136)	3,154	3,237	27	(31)	3,233
U.S. federal, state, municipal and agencies (3)	31,157	418	(142)	31,433	38,523	323	(322)	38,524
Other OECD government	5,805	7	(1)	5,811	7,336	11	(2)	7,345
Mortgage-backed securities (3)	2,443	3	(11)	2,435	2,418	5	(53)	2,370
Asset-backed securities
CDO	7,332	1	(2)	7,331	7,504	–	(90)	7,414
Non-CDO securities	609	6	–	615	859	2	(7)	854
Corporate debt and other debt	17,941	64	(4)	18,001	19,041	76	(3)	19,114
Equities	266	239	–	505	276	253	(4)	525
	$71,178	$743	$(378)	$71,543	$81,756	$698	$(534)	$81,920

(1)	Excludes $66,513 million of held-to-collect securities as at July 31, 2021 that are carried at amortized cost, net of allowance for credit losses (October 31, 2020 – $57,823 million).
(2)	Gross unrealized gains and losses includes $(4) million of allowance for credit losses on debt securities at FVOCI as at July 31, 2021 (October 31, 2020 – $8 million) recognized in income and Other components of equity.
(3)	The majority of the MBS are residential. Cost/Amortized cost, Gross unrealized gains, Gross unrealized losses and Fair value related to commercial MBS are $2,278 million, $1 million, $11 million and $2,268 million, respectively as at July 31, 2021 (October 31, 2020 – $2,185 million, $nil, $48 million and $2,137 million, respectively).

Summary of Allowance for credit losses - Securities at Amortized Cost

Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	July 31, 2021				July 31, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$7	$1	$(7)	$1	$23	$–	$–	$23
Provision for credit losses
Model changes	(4)	–	–	(4)	–	–	–	–
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	2	–	–	2	4	–	–	4
Sales and maturities	(1)	–	–	(1)	(7)	–	–	(7)
Changes in risk, parameters and exposures	(1)	–	(2)	(3)	(1)	1	(2)	(2)
Exchange rate and other	1	1	(1)	1	(1)	–	–	(1)
Balance at end of period	$4	$2	$(10)	$(4)	$18	$1	$(2)	$17

	For the nine months ended
	July 31, 2021				July 31, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$12	$–	$(4)	$8	$4	$–	$(7)	$(3)
Provision for credit losses
Model changes	(4)	–	–	(4)	–	–	–	–
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	7	–	–	7	15	–	–	15
Sales and maturities	(8)	(1)	–	(9)	(9)	–	–	(9)
Changes in risk, parameters and exposures	(3)	3	(6)	(6)	8	1	6	15
Exchange rate and other	–	–	–	–	–	–	(1)	(1)
Balance at end of period	$4	$2	$(10)	$(4)	$18	$1	$(2)	$17

(1)
Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.

(2)	Reflects changes in the allowance for purchased credit impaired securities.
Allowance for credit losses – securities at amortized cost

	For the three months ended
	July 31, 2021				July 31, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total

Balance at beginning of period	$11	$17	$–	$28	$9	$20	$–	$29
Provision for credit losses
Model change s	(4)	–	–	(4)	–	–	–	–
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	1	–	–	1	1	–	–	1
Sales and maturities	–	–	–	–	(1)	–	–	(1)
Changes in risk, parameters and exposures	–	–	–	–	1	–	–	1
Exchange rate and other	–	–	–	–	–	(1)	–	(1)
Balance at end of period	$8	$17	$–	$25	$10	$19	$–	$29

	For the nine months ended
	July 31, 2021				July 31, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$10	$19	$–	$29	$5	$19	$–	$24
Provision for credit losses
Model changes	(4)	–	–	(4)	–	–	–	–
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	8	–	–	8	6	–	–	6
Sales and maturities	(1)	–	–	(1)	(2)	–	–	(2)
Changes in risk, parameters and exposures	(5)	–	–	(5)	1	1	–	2
Exchange rate and other	–	(2)	–	(2)	–	(1)	–	(1)
Balance at end of period	$8	$17	$–	$25	$10	$19	$–	$29

Summary of Credit risk exposure on Investment Securities by internal risk rating
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credi
t
 losses as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of our 2020 Annual Report.

	As at
	July 31, 2021				October 31, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$70,338	$114	$–	$70,452	$80,719	$87	$–	$80,806
Non-investment grade	435	–	–	435	431	1	–	432
Impaired	–	–	151	151	–	–	157	157
	70,773	114	151	71,038	81,150	88	157	81,395
Items not subject to impairment (2)				505				525
				$71,543				$81,920
Securities at amortized cost
Investment grade	$65,409	$–	$–	$65,409	$56,885	$–	$–	$56,885
Non-investment grade	907	222	–	1,129	647	320	–	967
Impaired	–	–	–	–	–	–	–	–
	66,316	222	–	66,538	57,532	320	–	57,852
Allowance for credit losses	8	17	–	25	10	19	–	29
Amortized cost	$66,308	$205	$–	$66,513	$57,522	$301	$–	$57,823

(1)	Reflects $151 million of purchased credit impaired securities (October 31, 2020 – $157 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.